Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Inventories [Abstract]
Work in progress	¥ 2,736	$ 374	¥ 5,089
Finished goods	3,861	530	11,078
Total	¥ 6,597	$ 904	¥ 16,167